Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of commitments and contingencies [abstract]
Future Minimum Lease Payments	The future lease payments for these non-cancellable lease contracts are as follows:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Within 1 year	—	134	19
After 1 year but within 5 years	—	—	—
After 5 years	—	—	—
	—	134	19